Offerings - Offering: 1	Jan. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares,par value NIS 0.000216 per share
Amount Registered | shares	6,044,071
Proposed Maximum Offering Price per Unit	2.60
Maximum Aggregate Offering Price	$ 15,714,584.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,170.18
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a), and reflects the conversion price of ordinary shares issuable upon conversion of outstanding convertible debentures. Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional ordinary shares that shall become issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.